December 31, 2005		•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company
Annual Report
Pacific Corinthian

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,063,509
Equity Portfolio		$18,824,450
Inflation Managed Portfolio			$1,209,346
Main Street® Core Portfolio				$4,635,440
Multi-Strategy Portfolio					$4,390,533
Managed Bond Portfolio						$7,882,140
High Yield Bond Portfolio							$133,427
Equity Index Portfolio								$2,265,654
International Value Portfolio									$1,231,448
Growth LT Portfolio										$3,445,744
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—	—	—	33,667	79,163
Fund shares redeemed	1,359	30,749	25,389	3,199	3,541	25,938	175	58,116	—	—

Total Assets	1,064,868	18,855,199	1,234,735	4,638,639	4,394,074	7,908,078	133,602	2,323,770	1,265,115	3,524,907

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,359	30,749	25,389	3,199	3,541	25,938	175	58,116	—	—
Fund shares purchased	—	—	—	—	—	—	—	—	33,667	79,163
Other liabilities	1,179	19,946	1,377	4,898	4,694	1,718	135	2,453	1,740	3,541

Total Liabilities	2,538	50,695	26,766	8,097	8,235	27,656	310	60,569	35,407	82,704

NET ASSETS	$1,062,330	$18,804,504	$1,207,969	$4,630,542	$4,385,839	$7,880,422	$133,292	$2,263,201	$1,229,708	$3,442,203

Units Outstanding	476,145	3,122,307	384,237	1,529,381	1,422,993	4,069,453	79,670	825,933	751,373	1,159,840

Accumulation Unit Value	$2.23	$6.02	$3.14	$3.03	$3.08	$1.94	$1.67	$2.74	$1.64	$2.97

Cost of Investments	$1,057,672	$13,118,219	$1,090,658	$3,103,777	$3,175,875	$7,685,422	$133,682	$1,856,947	$1,052,920	$2,801,925

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$31,841	$46,909	$37,552	$49,267	$97,503	$269,754	$9,698	$33,087	$21,955	$8,094
EXPENSES
Mortality and expense risk fees and operating expenses	14,095	225,948	15,822	56,811	56,173	99,612	1,705	28,288	11,765	39,783

Net Investment Income (Loss)	17,746	(179,039)	21,730	(7,544)	41,330	170,143	7,993	4,799	10,190	(31,689)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,119	435,445	2,461	177,106	101,485	16,242	(319)	5,674	368	(53,618)
Realized gain distributions	—	—	87,468	—	—	258,572	—	10,269	—	—

Realized Gain (Loss)	1,119	435,445	89,929	177,106	101,485	274,814	(319)	15,943	368	(53,618)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,053)	642,217	(95,109)	29,318	(30,582)	(330,385)	(6,874)	56,643	72,431	287,226

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,812	$898,623	$16,550	$198,880	$112,233	$114,571	$800	$77,385	$82,989	$201,919

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)(1)	$17,746	($2,982)	($179,039)	($95,165)	$21,730	($5,485)	($7,544)	$2,839	$41,330	$22,816
Realized gain(1)	1,119	1,014	435,445	480,382	89,929	85,725	177,106	71,554	101,485	40,275
Change in unrealized appreciation (depreciation) on investments	(1,053)	(1,078)	642,217	320,314	(95,109)	20,371	29,318	310,526	(30,582)	303,991

Net Increase (Decrease) in Net Assets Resulting from Operations	17,812	(3,046)	898,623	705,531	16,550	100,611	198,880	384,919	112,233	367,082

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	—	562	9,301	67,208	8,250	—	5,050	3,750	2,550	1,000
Transfers between variable and fixed accounts, net	(92,350)	41,184	(317,828)	(418,764)	1,262	142,519	(37,122)	15,114	(66,010)	(21,252)
Transfers—policy charges and deductions	(1,346)	(1,516)	(177,568)	(361,257)	(1,942)	(93,237)	(125,856)	(61,799)	(53,725)	(18,902)
Transfers—surrenders	(95,083)	(203,591)	(1,215,473)	(1,309,313)	(206,007)	(27,233)	(382,578)	(240,008)	(251,800)	(133,644)
Transfers—other	1,428	3,916	20,910	33,129	1,498	98	4,956	8,266	6,841	1,062

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(187,351)	(159,445)	(1,680,658)	(1,988,997)	(196,939)	22,147	(535,550)	(274,677)	(362,144)	(171,736)

NET INCREASE (DECREASE) IN NET ASSETS	(169,539)	(162,491)	(782,035)	(1,283,466)	(180,389)	122,758	(336,670)	110,242	(249,911)	195,346

NET ASSETS
Beginning of Year	1,231,869	1,394,360	19,586,539	20,870,005	1,388,358	1,265,600	4,967,212	4,856,970	4,635,750	4,440,404

End of Year	$1,062,330	$1,231,869	$18,804,504	$19,586,539	$1,207,969	$1,388,358	$4,630,542	$4,967,212	$4,385,839	$4,635,750

(1)	Prior year net investment income and realized gain for Variable Account IV have been reclassified to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)(1)	$170,143	$147,944	$7,993	$9,009	$4,799	$11,553	$10,190	$3,094	($31,689)	($38,959)
Realized gain (loss)(1)	274,813	143,182	(319)	(16,422)	15,943	(3,627)	368	(7,488)	(53,618)	(92,696)
Change in unrealized appreciation (depreciation) on investments	(330,385)	58,173	(6,874)	19,404	56,643	182,809	72,431	110,289	287,226	403,796

Net Increase in Net Assets Resulting from Operations	114,571	349,299	800	11,991	77,385	190,735	82,989	105,895	201,919	272,141

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	17,901	7,829	—	—	19,104	5,500	2,750	2,750	—	—
Transfers between variable and fixed accounts, net	(65,272)	(302,238)	(38,514)	(19,066)	(4,954)	246,391	394,605	114,661	68,144	(43,748)
Transfers—policy charges and deductions	(136,092)	(49,895)	(803)	(191)	(29,039)	(1,535)	(1,951)	(756)	(2,956)	(7,324)
Transfers—surrenders	(465,576)	(678,539)	(15,354)	(3,542)	(106,726)	(56,101)	(76,684)	(8,680)	(145,012)	(88,030)
Transfers—other	424	732	133	18	3,076	676	(107)	(232)	3,867	5,106

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(648,615)	(1,022,111)	(54,538)	(22,781)	(118,539)	194,931	318,613	107,743	(75,957)	(133,996)

NET INCREASE (DECREASE) IN NET ASSETS	(534,044)	(672,812)	(53,738)	(10,790)	(41,154)	385,666	401,602	213,638	125,962	138,145

NET ASSETS
Beginning of Year	8,414,466	9,087,278	187,030	197,820	2,304,355	1,918,689	828,106	614,468	3,316,241	3,178,096

End of Year	$7,880,422	$8,414,466	$133,292	$187,030	$2,263,201	$2,304,355	$1,229,708	$828,106	$3,442,203	$3,316,241

(1)	Prior year net investment income and realized gain for Variable Account X have been reclassified to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year ended December 31 are presented in the table below.

	AUV	Number of	Total	Ratios of Investment	Ratios of Expenses
	at End	Units	Net	Income to Average	to Average	Total
For the Year Ended	of Year	Outstanding	Assets	Net Assets (1)	Net Assets	Returns (2)

I
2005	$2.23	476,145	$1,062,330	2.77%	1.23%	1.70%
2004	2.19	561,507	1,231,869	1.00%	1.23%	0.08%
2003	2.19	636,082	1,394,360	0.81%	1.23%	(0.44%)
2002	2.20	801,386	1,764,571	1.41%	1.22%	0.18%
2001	2.20	992,530	2,181,554	3.87%	1.21%	2.62%

II
2005	$6.02	3,122,307	$18,804,504	0.25%	1.23%	5.36%
2004	5.72	3,426,500	19,586,539	0.75%	1.23%	4.04%
2003	5.49	3,798,463	20,870,005	0.37%	1.23%	22.81%
2002	4.47	4,097,487	18,331,037	0.37%	1.23%	(27.40%)
2001(3)	6.16	4,578,403	28,214,637	0.04%	1.21%	(22.70%)

IV
2005	$3.14	384,237	$1,207,969	2.91%	1.23%	1.41%
2004 (3)	3.10	447,831	1,388,358	0.82%	1.23%	7.59%
2003 (3)	2.88	439,236	1,265,600	0.09%	1.23%	6.92%
2002 (3)	2.69	462,326	1,245,898	1.06%	1.23%	14.04%
2001	2.36	467,059	1,103,663	3.71%	1.20%	3.02%

VII
2005	$3.03	1,529,381	$4,630,542	1.06%	1.23%	4.83%
2004	2.89	1,719,758	4,967,212	1.29%	1.23%	8.41%
2003	2.66	1,823,039	4,856,970	1.00%	1.23%	25.41%
2002	2.12	1,993,087	4,234,257	0.71%	1.23%	(29.27%)
2001 (3)	3.00	2,336,761	7,019,274	0.66%	1.21%	(9.97%)

IX
2005	$3.08	1,422,993	$4,385,839	2.13%	1.23%	2.63%
2004	3.00	1,543,586	4,635,750	1.74%	1.23%	8.52%
2003	2.77	1,604,504	4,440,404	1.57%	1.23%	21.77%
2002 (3)	2.27	1,725,264	3,921,031	1.99%	1.23%	(14.13%)
2001 (3)	2.65	1,985,813	5,255,541	2.49%	1.21%	(2.34%)

X
2005	$1.94	4,069,453	$7,880,422	3.32%	1.23%	1.38%
2004 (3)	1.91	4,405,366	8,414,466	2.94%	1.23%	4.09%
2003 (3)	1.83	4,952,209	9,087,278	4.31%	1.23%	4.94%
2002 (3)	1.75	5,573,069	9,745,519	4.60%	1.23%	9.58%
2001	1.60	5,914,861	9,438,735	5.11%	1.21%	6.04%

XI
2005	$1.67	79,670	$133,292	7.00%	1.23%	1.23%
2004	1.65	113,161	187,030	7.17%	1.23%	8.12%
2003	1.53	129,408	197,820	7.55%	1.23%	18.82%
2002	1.29	67,462	86,791	8.70%	1.22%	(4.17%)
2001	1.34	85,823	115,223	9.90%	1.21%	0.13%

XII
2005	$2.74	825,933	$2,263,201	1.43%	1.23%	3.50%
2004	2.65	870,362	2,304,355	1.77%	1.23%	9.29%
2003	2.42	792,026	1,918,689	1.65%	1.23%	26.73%
2002 (3)	1.91	754,519	1,442,336	1.25%	1.23%	(23.29%)
2001 (3)	2.49	931,726	2,321,892	1.05%	1.21%	(13.21%)

XIII
2005	$1.64	751,373	$1,229,708	2.29%	1.22%	8.10%
2004	1.51	546,956	828,106	1.65%	1.23%	15.00%
2003	1.32	466,722	614,468	1.86%	1.23%	26.15%
2002	1.04	397,673	415,017	0.91%	1.22%	(14.96%)
2001 (3)	1.23	433,781	532,319	0.99%	1.21%	(22.81%)

XIV
2005	$2.97	1,159,840	$3,442,203	0.25%	1.23%	6.48%
2004	2.79	1,189,847	3,316,241	0.00%	1.23%	9.25%
2003	2.55	1,245,739	3,178,096	0.00%	1.23%	32.34%
2002	1.93	1,402,534	2,703,667	1.02%	1.23%	(29.84%)
2001 (3)	2.75	1,752,136	4,814,053	1.08%	1.21%	(30.40%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges and operating expenses assessed through the daily AUV calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.

(3)	Prior year investment income ratios have been restated to conform with current year presentation. This change had no impact on total net assets.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”) as follows:

Portfolios
Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio
Variable Account VII	Main Street® Core Portfolio *
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio

* Main Street is a registered trademark of OppenheimerFund, Inc.
     Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CONTRACT CHARGES
     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.
     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.
     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets.
     In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the year ended December 31, 2005, the operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the year ended December 31, 2005, the combined operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005, were as follows:

Variable Accounts	Purchases	Sales
I	$47,180	$234,531
II	129,589	1,810,247
IV	87,618	284,558
VII	157,178	692,728
IX	197,088	559,233
X	245,051	893,666
XI	10,151	64,689
XII	89,945	208,484
XIII	400,484	81,871
XIV	238,226	314,183
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

	2005			2004
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

I	21,312	(106,674)	(85,362)	40,393	(114,968)	(74,575)
II	31,898	(336,091)	(304,193)	43,836	(415,799)	(371,963)
IV	29,045	(92,639)	(63,594)	82,878	(74,283)	8,595
VII	47,275	(237,652)	(190,377)	43,174	(146,455)	(103,281)
IX	66,652	(187,245)	(120,593)	26,512	(87,430)	(60,918)
X	127,595	(463,508)	(335,913)	9,854	(556,697)	(546,843)
XI	6,121	(39,612)	(33,491)	39,347	(55,594)	(16,247)
XII	36,892	(81,321)	(44,429)	147,922	(69,586)	78,336
XIII	258,773	(54,356)	204,417	132,904	(52,670)	80,234
XIV	54,344	(84,351)	(30,007)	68,352	(124,244)	(55,892)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Corinthian Variable Separate Account (the “Separate Account”) (comprised of Variable Accounts I, II, IV, VII, IX, X, XI, XII, XIII, and XIV — collectively, the “Variable Accounts”) as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 2005, the results of their operations, the changes in their net assets, and the related financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 22, 2006

Annual Report
as of December 31, 2005

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 1001-6A